Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Carrying Amount Of Goodwill
Beginning Balance Goodwill	$ 3,431	$ 3,431	$ 3,431
Acquisitions	206	0	0
Ending Balance Goodwill	$ 3,637	$ 3,431	$ 3,431